Income tax incurred and deferred: IT Provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure by geographical areas:
Deferred IT		$ 932	$ 932
IT provision	$ 1,978,102	1,795,961	1,635,447
Mexico
Disclosure by geographical areas:
Current IT	1,864,384	1,766,083	1,908,646
Deferred IT	57,023	13,116	(312,091)
IT provision	1,921,407	1,779,199	1,596,555
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Current IT	433
Deferred IT	38,146	33,879	28,678
IT provision	38,579	33,879	28,678
Colombia (Airplan)
Disclosure by geographical areas:
Current IT	110,910	(20,098)	19,551
Deferred IT	(92,794)	2,981	(9,337)
IT provision	$ 18,116	$ (17,117)	$ 10,214